Key Sources of Estimation Uncertainty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key Sources of Estimation Uncertainty (Details) [Line Items]
Buildings, machinery and equipment estimated useful lives	Management estimates the useful lives of these buildings, machinery and equipment to be within 5 to 20 years.
Impairment losses
Recognized impairment loss		2,673,131
Level 2 of fair value hierarchy [Member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Impairment to carrying value down to management	5,154,034
Fair value estimated cost	379,971
Estimation of construction prepayment							$ 1,317,295
Impairment to carrying value down to management						$ 0
Level 3 of fair value hierarchy [Member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Impairment losses				$ 13,311,557			1,248,039
Estimation of construction prepayment							$ 7,160,523
Impairment to carrying value down to management	0			$ 0	$ 0
Land [Member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Impairment losses
Plants [Member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Buildings, machinery and equipment estimated useful lives	30 years
Impairment losses
Property, Plant and Equipment [Member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Investment property		$ 48,859
Land and Buildings [Member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Recognized impairment loss	$ 222,989